Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Revenue	$ 1,530,865	$ 1,026,065	$ 1,789,817
Service expenses	988,545	705,685	1,106,000
Selling, general and administrative expenses	173,342	178,833	194,423
Depreciation and amortization	180,784	199,458	179,836
Fixed asset and other intangibles impairment loss		38,646
Goodwill impairment loss		97,643	272,006
Income (loss) from continuing operations before interest and taxes	188,194	(194,200)	37,552
Interest expense	57,605	56,895	59,729
Interest income	(322)	(143)	(293)
Write-off of deferred financing fees		528
Income (loss) from continuing operations before taxes	130,911	(251,480)	(21,884)
Taxes	50,835	(64,129)	70,707
Income (loss) from continuing operations	80,076	(187,351)	(92,591)
Income from discontinued operations (net of tax expense of $745, $1,041, and $5,463, respectively)	4,082	5,683	3,023
Net income (loss)	$ 84,158	$ (181,668)	$ (89,568)
Earnings (loss) per share information:
Continuing operations	$ 1.05	$ (2.49)	$ (1.26)
Discontinued operations	$ 0.06	$ 0.07	$ 0.04
Basic earnings (loss) per share	$ 1.11	$ (2.42)	$ (1.22)
Continuing operations	$ 1.03	$ (2.49)	$ (1.26)
Discontinued operations	$ 0.05	$ 0.07	$ 0.04
Diluted earnings (loss) per share	$ 1.08	$ (2.42)	$ (1.22)
Weighted average shares:
Basic	76,048	75,095	73,600
Diluted	77,684	75,095	73,600